Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net revenues
Total Revenues	$ 65,705,122	$ 64,999,611
Costs and expenses:
Cost of service fees	55,861,403	54,721,710
Selling, general and administrative	7,016,044	9,341,784
Non-cash compensation	2,718,152	2,050,862
Bad debt expense	1,566,804	1,350,177
Depreciation and amortization	3,035,799	3,120,243
Total costs and operating expenses	70,198,202	70,584,776
Loss from operations	(4,493,080)	(5,585,165)
Interest expense	(1,446,640)	(1,112,527)
Other income (expense)	(50,268)	1,459,615
Impairment charge relating to goodwill	0	(1,326,566)
Gain on disposition	13,500
Gain on disposition
Net loss from continuing operations before income taxes	(5,919,894)	(5,324,649)
Income taxes
Net loss from continuing operations	(5,976,488)	(6,564,643)
Net income attributable to the non-controlling interest	35,054	106,261
Net loss attributable to Net Element, Inc. stockholders	(5,941,434)	(6,458,382)
Foreign currency translation	14,777	(42,025)
Comprehensive loss attributable to common stockholders	$ (5,926,657)	$ (6,500,407)
Loss per share - basic and diluted (in dollars per share)	$ (1.34)	$ (1.60)
Weighted average number of common shares outstanding - basic and diluted (in shares)	4,420,777	4,041,957
Service Fees [Member]
Net revenues
Total Revenues	$ 65,705,122	$ 64,999,611